Schedule of Investments (unaudited)	iShares® U.S. Medical Devices ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 79.1%
Abbott Laboratories	10,202,798	$1,435,941,790
ABIOMED Inc.(a)(b)	299,555	107,591,169
AngioDynamics Inc.(a)(b)	254,757	7,026,198
AtriCure Inc.(a)	302,761	21,050,972
Axogen Inc.(a)	273,959	2,566,996
Axonics Inc.(a)(b)	305,168	17,089,408
Baxter International Inc.	3,296,603	282,980,402
Becton Dickinson and Co.	1,622,929	408,134,185
Boston Scientific Corp.(a)	9,382,276	398,559,084
Butterfly Network Inc.(a)(b)	861,315	5,762,197
Cardiovascular Systems Inc.(a)	267,291	5,019,725
CONMED Corp.	192,782	27,328,776
CryoLife Inc.(a)	259,243	5,275,595
CryoPort Inc.(a)(b)	305,162	18,056,436
Dexcom Inc.(a)(b)	638,137	342,647,662
Edwards Lifesciences Corp.(a)(b)	3,348,162	433,754,387
Envista Holdings Corp.(a)(b)	1,061,530	47,832,542
Glaukos Corp.(a)(b)	309,074	13,735,249
Globus Medical Inc., Class A(a)(b)	519,722	37,523,928
Heska Corp.(a)(b)	70,596	12,883,064
Hologic Inc.(a)(b)	1,668,980	127,777,109
IDEXX Laboratories Inc.(a)	558,286	367,609,000
Inari Medical Inc.(a)(b)	211,794	19,330,438
Inogen Inc.(a)	134,807	4,583,438
Insulet Corp.(a)(b)	454,080	120,817,066
Integer Holdings Corp.(a)(b)	217,645	18,628,236
Integra LifeSciences Holdings Corp.(a)(b)	478,813	32,075,683
Intersect ENT Inc.(a)	220,564	6,023,603
Intuitive Surgical Inc.(a)	1,173,623	421,682,744
iRhythm Technologies Inc.(a)(b)	193,958	22,826,917
LeMaitre Vascular Inc.	126,672	6,362,735
LivaNova PLC(a)(b)	349,744	30,578,118
Masimo Corp.(a)(b)	334,489	97,931,689
Medtronic PLC.	7,765,156	803,305,388
Mesa Laboratories Inc.(b)	34,437	11,298,435
Natus Medical Inc.(a)(b)	225,442	5,349,739
Nevro Corp.(a)	230,033	18,648,775
Novocure Ltd.(a)(b)	587,485	44,108,374
NuVasive Inc.(a)(b)	341,019	17,896,677
Ortho Clinical Diagnostics Holdings PLC(a)	749,505	16,031,912
Orthofix Medical Inc.(a)	130,147	4,046,270
Outset Medical Inc.(a)(b)	270,065	12,447,296
Penumbra Inc.(a)(b)	231,132	66,408,846
ResMed Inc.	959,447	249,916,755
SeaSpine Holdings Corp.(a)(b)	216,183	2,944,412
Senseonics Holdings Inc.(a)(b)	2,704,544	7,221,132
Shockwave Medical Inc.(a)	232,196	41,407,513
SI-BONE Inc.(a)(b)	181,009	4,020,210

Security	Shares	Value

Health Care Equipment (continued)
STERIS PLC	658,553	$160,298,386
Stryker Corp.	1,530,812	409,369,745
Surmodics Inc.(a)	91,436	4,402,643
Tactile Systems Technology Inc.(a)	130,660	2,486,460
Tandem Diabetes Care Inc.(a)(b)	418,172	62,943,249
Teleflex Inc.	308,427	101,312,101
TransMedics Group Inc.(a)	183,029	3,506,836
Vapotherm Inc.(a)(b)	151,238	3,132,139
Varex Imaging Corp.(a)(b)	259,703	8,193,630
ViewRay Inc.(a)	933,879	5,145,673
Zimmer Biomet Holdings Inc.	1,375,467	174,739,328
		7,147,568,465
Health Care Supplies — 0.3%
STAAR Surgical Co.(a)	312,801	28,558,731

Life Sciences Tools & Services — 20.4%
Bio-Rad Laboratories Inc., Class A(a)	142,255	107,483,610
Bruker Corp.	668,645	56,106,002
NanoString Technologies Inc.(a)(b)	300,906	12,707,261
Thermo Fisher Scientific Inc.	2,273,607	1,517,041,535
Waters Corp.(a)	401,862	149,733,781
		1,843,072,189
Total Common Stocks — 99.8%
(Cost: $7,082,932,874)		9,019,199,385

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	96,075,310	96,104,133
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,430,000	10,430,000
		106,534,133
Total Short -Term Investments — 1.2%
(Cost: $106,482,811)		106,534,133

Total Investments in Securities — 101.0%
(Cost: $7,189,415,685)		9,125,733,518

Other Assets, Less Liabilities — (1.0)%		(91,568,577)

Net Assets — 100.0%		$9,034,164,941

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Medical Devices ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$217,217,031	$—		$(121,069,812	)(a)	$43,389	$(86,475)	$96,104,133	96,075,310	$194,743	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,910,000	1,520,000	(a)	—		—	—	10,430,000	10,430,000	821		—
						$43,389	$(86,475)	$106,534,133		$195,564		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Health Care Sector Index	70	03/18/22	$9,958	$245,345
E-Mini Technology Select Sector Index	18	03/18/22	3,151	113,002
				$358,347

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Medical Devices ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,019,199,385	$—	$—	$9,019,199,385
Money Market Funds	106,534,133	—	—	106,534,133
	$9,125,733,518	$—	$—	$9,125,733,518
Derivative financial instruments(a)
Assets
Futures Contracts	$358,347	$—	$—	$358,347

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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